Ameritas Life Insurance Corp.

("Ameritas Life")

Carillon Life Account

("Separate Account")

Supplement to:

Excel Performance VUL (NY)

Prospectus Dated May 1, 2010

and Statement of Additional Information ("SAI")

Supplement Dated May 1, 2016

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
The Alger Portfolios	Fred Alger Management, Inc.
Alger Balanced Portfolio, Class I-2	Current income and long-term capital appreciation.
Alger Capital Appreciation Portfolio, Class I-2	Long-term capital appreciation.
American Century Investments	American Century Investment Management, Inc.
American Century VP Income & Growth Fund, Class I	Capital growth; income is secondary.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert VP Investment Grade Bond Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")	Index: Barclays Capital Aggregate Bond Index.
Calvert VP Nasdaq 100 Index Portfolio, Class I – AIP	Index: NASDAQ 100® Index.
Calvert VP Natural Resources Portfolio – AIP	Capital growth.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – AIP	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio ** – AIP	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio, ** Class I – AIP	Index: S&P MidCap 400 Index.
Calvert VP SRI Large Cap Core Portfolio (named Calvert VP SRI Large Cap Value Portfolio prior to May 1, 2016)	Total return.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP and Milliman Financial Risk Management, LLC ("Milliman")	Income and capital growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.
Deutsche Variable Series I	Deutsche Investment Management Americas Inc.
Deutsche Capital Growth VIP Portfolio, Class A	Long-term growth of capital.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche Global Growth VIP Portfolio, Class A	Long-term capital growth.
Deutsche Small Mid Cap Value VIP Portfolio, Class A	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Initial Class (2,4)	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class (2,4)	Index: S&P 500® Index. **
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,4)	Current income.
Fidelity® VIP High Income Portfolio, Initial Class (2,4)	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,4)	Bond.
Fidelity® VIP Mid Cap Portfolio, Initial Class (2,4)	Long-term growth.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Fidelity® VIP Overseas Portfolio, Initial Class (2,4)	Long-term growth.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,2,3,4)	Current income.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FIL Investment Advisors (UK) Limited; and (4) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Franklin Income VIP Fund, Class 2	Income.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund, Series I – Invesco Asset Management Limited	Total return through growth of capital and current income.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
Invesco V.I. Small Cap Equity Fund, Series I	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios	Waddell & Reed Investment Management Company
Ivy Funds VIP Balanced	Total return through a combination of capital appreciation and current income.
Ivy Funds VIP Science and Technology	Growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Total Return Series, Initial Class	Seeks total return.
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Value Series, Initial Class	Seeks capital appreciation.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
ALPS Variable Investment Trust	ALPS Advisors, Inc.
Morningstar Balanced ETF Asset Allocation Portfolio, Class II – Morningstar Investment Management LLC ("Morningstar") (named Ibbotson Balanced ETF Asset Allocation Portfolio prior to May 1, 2016)	Capital appreciation and some current income.
Morningstar Growth ETF Asset Allocation Portfolio, Class II – Morningstar (named Ibbotson Growth ETF Asset Allocation Portfolio prior to May 1, 2016)	Capital appreciation.
Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II – Morningstar (named Ibbotson Income and Growth ETF Asset Allocation Portfolio prior to May 1, 2016)	Current income and capital appreciation.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Guardian Portfolio, Class I	Seeks long-term growth of capital; current income is a secondary goal.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.
Oppenheimer Variable Account Funds	OFI Global Asset Management, Inc.
Oppenheimer Global Fund/VA, Non-Service Shares – OppenheimerFunds, Inc.	Seeks capital appreciation.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio, Administrative Class	Seeks maximum total return.
PIMCO Real Return Portfolio, Advisor Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Income Portfolio-II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stock.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.

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FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
UIF U.S. Real Estate Portfolio, Class I	Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

*	These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds’ investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
**	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2015.

3. The Asset Allocation Program section of your prospectus and SAI is deleted and replaced with the following:

Asset Allocation Program

We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the Investment Options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the Investment Options available in your Policy.

To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program"). The Program consists of models that were developed by an unaffiliated third party investment adviser. The unaffiliated third party investment adviser provided research and business support services relating to the models and selected the specific funds to populate each model from those available in the Policy. Ameritas Life paid for these consultant services at no additional cost to the Policy Owners.

Ameritas Investment Corp. ("AIC"), an affiliate of ours, has served as discretionary investment adviser for Program participants solely in connection with the development and periodic updates to the model portfolios. In this regard, AIC has entered into an investment advisory agreement with each Policy Owner participating in the Program. In its role as investment adviser, AIC relied upon the recommendations of third parties to provide research and business support services and select the specific funds to populate the models. AIC's role as investment adviser for development of and periodic updates to the models will terminate on August 1, 2016, and the models in the Program will no longer undergo periodic updates.

Important Information Concerning the Asset Allocation Program after August 1, 2016

On and after August 1, 2016, the models in the Program will no longer undergo periodic updates (the models will become "static"). The investment advisory agreement you have previously entered into with AIC will terminate, and AIC will no longer make updates to the models. Policy Owners will receive notice of the termination of their investment advisory agreement and additional notice that the models are becoming static. The models will remain invested in accordance with the most recent model allocations. You may continue rebalancing your allocation among the funds in your particular static model on a quarterly basis. You will not be required to take any action if you wish to continue participating in a static model. You may allocate to a different static model or discontinue participating in static models after August 1, 2016.

To participate in the Program:

▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different Investment Option.
▪	You must allocate all of your Policy Value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but is just a tool; you will make your own selection. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.

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▪	If you are currently participating in a Program model and you make changes to your allocations outside the model, you will be considered as having withdrawn from the Program. You will be required to communicate with the Service Center if you wish to make a transfer or trade. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.
▪	You may participate in quarterly rebalancing where each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available upon request.

The Program consists of five models, ranging from aggressive to conservative. On and after August 1, 2016, the static models will retain these descriptions.

▪	Aggressive Model – The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
▪	Capital Growth Model – The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
▪	Balanced Model – The Balanced Model is for long-term investors who do not need current income and want some growth potential. The model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible.
▪	Moderate Model – The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
▪	Conservative Model – The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

The Adding, Deleting, or Substituting Variable Investment Options Section describes how changes to the Subaccounts' underlying portfolios will be addressed once the Program becomes static.

Potential Conflicts of Interest Relating to Program Models

We, and our affiliates, managed the competing interests that had the potential to influence the decision making with regard to the models by engaging a third party investment adviser to design the models and select the Investment Options for such models. Such competing interests include the following: AIC is compensated by us as principal underwriter for the Policies and as a distributor for a majority of our Policies. Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Ameritas Investment Partners, Inc. ("AIP") also an affiliate of ours. CIM and AIP are compensated for administrative, advisory and sub-advisory services they provide to Calvert Funds. Calvert Fund portfolios may or may not be included in the models. We may receive administrative services fees from other portfolios that are available as Investment Options or distribution fees. As a result of these competing interests the affiliated parties faced in this Program, there was an increased potential risk of a conflict of interest in these arrangements.

There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses. The models will remain unchanged, thus, the percentages of your Policy value allocated to each portfolio within the selected model will not be changed by us, and subsequent purchase payments will be invested in the same model unless we receive new instructions. Over time, the static model you select may no longer align with its original investment objective due to the effects of underlying portfolio performance and changes in underlying portfolio investment objectives. Therefore, your investment may no longer be consistent with your objectives. Portfolio rebalancing may help address this risk, but this is not guaranteed. You should consult with your financial professional about how to keep your allocations in line with your current investment goals.

We may discontinue the Asset Allocation Program at any time. We reserve the right to modify the terms of the Program. We may configure new static models from time to time. We will provide advance notice of any such changes to the Program and inform you of your options.

All other provisions of your Policy remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

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